Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Vessels and equipment	$ 21,837	$ 15,653
Tax losses carried forward	98,558	96,008
Other	5,094	4,084
Total deferred tax assets	125,489	115,745
Deferred tax liabilities:
Other	407	6,054
Total deferred tax liabilities	776	6,054
Net Deferred Tax Assets Before Deducting Valuation Allowance	124,713	109,691
Valuation allowance	(123,461)	(106,949)
Operating Loss Carryforwards [Line Items]
Freight tax provisions (note 21)	42,477	46,956	$ 51,562	$ 53,665
Net Deferred Tax Assets Before Deducting Valuation Allowance	124,713	109,691
Net deferred tax assets	$ 1,252	$ 2,742
Settlement with Taxing Authority
Operating Loss Carryforwards [Line Items]
Freight tax provisions (note 21)			$ 8,800